Shareholders' Equity - Reconciliation of Transactions Affecting Accumulated Other Comprehensive Income (Loss) Included in Shareholders' Equity (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance at beginning of period	$ (896)	$ (1,071)	$ (923)
Changes in unrealized gains and losses	(457)	764	(1,223)
Changes in unrealized gains and losses, Unrealized Gains (Losses) on Derivative Hedges	(25)	(41)	37
Changes in unrealized gains and losses, Unrealized Gains (Losses) on Retirement Plans	(142)	(733)	590
Changes in unrealized gains and losses	(624)	(10)	(596)
Other-than-temporary impairment not recognized in earnings on securities available-for-sale		1	8
Foreign currency translation adjustment	20	(4)	(34)
Reclassification to earnings of realized gains and losses	393	297	373
Applicable income taxes	88	(109)	101
Balance at end of period	(1,019)	(896)	(1,071)
Foreign Currency Translation [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance at beginning of period	(62)	(60)	(40)
Foreign currency translation adjustment	20	(4)	(34)
Applicable income taxes	(1)	2	14
Balance at end of period	(43)	(62)	(60)
Unrealized Gains (Losses) on Retirement Plans [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance at beginning of period	(1,106)	(743)	(1,265)
Changes in unrealized gains and losses, Unrealized Gains (Losses) on Retirement Plans	(142)	(733)	590
Reclassification to earnings of realized gains and losses	223	144	249
Applicable income taxes	(31)	226	(317)
Balance at end of period	(1,056)	(1,106)	(743)
Unrealized Gains (Losses) on Derivative Hedges [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance at beginning of period	(172)	(261)	(404)
Changes in unrealized gains and losses, Unrealized Gains (Losses) on Derivative Hedges	(25)	(41)	37
Reclassification to earnings of realized gains and losses	195	186	192
Applicable income taxes	(65)	(56)	(86)
Balance at end of period	(67)	(172)	(261)
Unrealized Gains (Losses) on Securities Transferred From Available For Sale to Held To Maturity [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance at beginning of period	52	70	107
Reclassification to earnings of realized gains and losses	(25)	(30)	(59)
Applicable income taxes	9	12	22
Balance at end of period	36	52	70
Unrealized Gains (Losses) on Securities Available-For-Sale [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance at beginning of period	392	(77)	679
Changes in unrealized gains and losses	(457)	764	(1,223)
Other-than-temporary impairment not recognized in earnings on securities available-for-sale		1	8
Reclassification to earnings of realized gains and losses		(3)	(9)
Applicable income taxes	176	(293)	468
Balance at end of period	$ 111	$ 392	$ (77)